PRINCIPAL ACCOUNTING POLICIES (Composition of Financial Instruments and Relevant Fair Value Considerations) (Details)	12 Months Ended
Dec. 31, 2012
Cash and cash equivalents [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Restricted cash [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Receivables [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Payables [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Accruals [Member]
Financial Instrument [Line Items]
Fair value consideration	Carrying values of these items approximate their estimated fair values due to the short-term nature of these financial instruments.
Term loans [Member]
Financial Instrument [Line Items]
Fair value consideration	The carrying values of term loans approximate their fair values as all the borrowings carry variable interest rates which approximate rates currently offered by the Group's bankers for similar debt instruments of comparable maturities.
Convertible bonds [Member]
Financial Instrument [Line Items]
Fair value consideration	Fair value of convertible bonds is measured using Level 1 input, which is based on quotes obtained from over-the-counter trading activities (Refer to Note 11)
Financial liability [Member]
Financial Instrument [Line Items]
Fair value consideration	Fair value of financial liability associated with the issuance of convertible notes in 2010 is measured using Level 3 inputs, which is measured using a binomial model. Fair value of the financial liability associated with the interest rate swap transaction in 2011 is measured using level 3 inputs, which is measured using the discounted cash flow method (Refer to Note 12).